Sequoia Fund
September 30, 2022
Schedule of Investments (Unaudited)
September 30, 2022
(Percentages are of the Fund's Net Assets)
Common Stocks (98.1%)
Shares		Value
	Aerospace & Defense (1.9%)
71,249,483	Rolls-Royce Holdings PLC (United Kingdom)(a)	$55,361,357
	Application Software (8.5%)
111,427	Constellation Software, Inc. (Canada)	155,045,949
1,082,791	SAP SE (Germany)	89,267,246
		244,313,195
	Automotive Retail (5.2%)
2,255,975	CarMax, Inc.(a)	148,939,470
	Cable & Satellite (2.9%)
350,539	Liberty Broadband Corp. - Class A(a)	26,150,209
785,200	Liberty Broadband Corp. - Class C(a)	57,947,760
		84,097,969
	Consumer Finance (7.7%)
997,857	Capital One Financial Corp.	91,972,480
298,244	Credit Acceptance Corp.(a)	130,630,872
		222,603,352
	Financial Exchanges & Data (5.7%)
1,807,536	Intercontinental Exchange, Inc.	163,310,878
	Interactive Media & Services (11.7%)
2,000,840	Alphabet, Inc. - Class A(a)	191,380,346
10,813	Alphabet, Inc. - Class C(a)	1,039,670
1,074,307	Meta Platforms, Inc. - Class A(a)	145,761,974
		338,181,990
	Internet & Direct Marketing Retail (1.9%)
1,703,591	Wayfair, Inc. - Class A(a)	55,451,887
	Investment Banking & Brokerage (6.6%)
2,638,524	The Charles Schwab Corp.	189,630,720
	Life Sciences Tools & Services (4.0%)
1,923,273	Eurofins Scientific SE (Luxembourg)	115,205,314
	Managed Health Care (13.4%)
332,516	Elevance Health, Inc.	151,042,068
465,224	UnitedHealth Group, Inc.	234,956,729
		385,998,797
	Movies & Entertainment (16.7%)
43,481	Liberty Media Corp.-Liberty Formula One - Class A(a)	2,283,622
3,618,557	Liberty Media Corp.-Liberty Formula One - Class C(a)	211,685,585
497,212	Netflix, Inc.(a)	117,063,593
7,948,025	Universal Music Group NV (Netherlands)	150,539,141
		481,571,941
	Multi-Sector Holdings (1.4%)
153,616	Berkshire Hathaway, Inc. - Class B(a)	41,018,544
	Research & Consulting Services (3.8%)
1,020,323	Jacobs Solutions, Inc.	110,694,842

Sequoia Fund
September 30, 2022
Schedule of Investments (Unaudited) (Continued)
September 30, 2022
Shares		Value
	Semiconductors (6.7%)
1,683,406	Micron Technology, Inc.	$84,338,641
1,593,433	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	109,245,766
		193,584,407
	Total Common Stocks (Cost $2,307,843,420)	2,829,964,663
	Total Investments (98.1%) (Cost $2,307,843,420)(b)	2,829,964,663
	Other Assets Less Liabilities (1.9%)	55,845,732
	Net Assets (100.0%)	$2,885,810,395

(a)	Non-income producing security.
(b)	The cost for federal income tax purposes is $2,346,903,507. The difference between book cost and tax cost is attributable to financial and tax accounting differences on a corporate spin-off. At September 30, 2022, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $944,025,491 and $460,964,335, respectively.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Notes to Schedule of Investments (Unaudited)
Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.
When reliable market quotations are insufficient or not readily available at time of valuation or when Ruane, Cunniff & Goldfarb L.P. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with procedures adopted by and subject to review by the Fund’s Board of Directors.

Sequoia Fund
September 30, 2022
Schedule of Investments (Unaudited) (Continued)
September 30, 2022
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. As of September 30, 2022, all financial instruments listed in the Schedule of Investments are considered Level 1. During the September 30, 2022, there were no transfers between Levels and there were no Level 3 securities held by the Fund.
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